EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Jul. 05, 2022	May 19, 2022	Mar. 18, 2022	Oct. 15, 2021	Aug. 20, 2013	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Stockholders' Equity Note, Stock Split			35-for-1 stock split	10,000 for 1 stock split
Proceeds from initial public offering						$ 14,380,467	$ 0	$ 0
Proceeds from deposits		$ 500,000				$ 760,000	$ 7,364,241
Common Stock, Shares, Outstanding						39,250,000	35,000,000
Class of Warrant or Right, Outstanding							0
Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding						1,279,357
Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding						1,944,445
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares		4,250,000
Gross proceeds from initial public offering		$ 17,000,000
Proceeds from initial public offering		$ 14,300,000
Ms Fan Zhou [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, value					$ 75
Underwriters [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares	637,500